Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of intangible assets

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill2)	Other	Total

Cost at 1 January 2024	1,169	2,036	1,733	1,072	6,010
Additions through business acquisition3)	—	504	71	—	574
Additions	299	151	29	202	681
Disposals at cost	(6)	(103)	—	(4)	(113)
Transfers	(145)	(94)	(1)	—	(240)
Assets reclassified to held for sale4)	—	(7)	(276)	—	(282)
Expensed exploration expenditures previously capitalised	(76)	5	—	—	(71)
Foreign currency translation effects	(94)	(54)	(113)	(64)	(326)

Cost at 31 December 2024	1,147	2,438	1,443	1,206	6,234

Accumulated amortisation and impairment at 31 December 2024¹⁾				(580)	(580)

Carrying amount at 31 December 2024	1,147	2,438	1,443	626	5,654

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill2)	Other	Total

Cost at 1 January 2023	1,599	2,035	1,380	528	5,542
Additions through business acquisition3)	0	5	348	446	799
Additions	410	360	9	210	989
Disposals at cost	—	—	(10)	(124)	(135)
Transfers	(961)	(319)	4	(4)	(1,280)
Expensed exploration expenditures previously capitalised	114	(61)	—	—	53
Foreign currency translation effects	7	16	2	16	41

Cost at 31 December 2023	1,169	2,036	1,733	1,072	6,010

Accumulated amortisation and impairment at 31 December 2023¹⁾				(302)	(302)

Carrying amount at 31 December 2023	1169	2036	1733	770	5709

1) See note 14 Impairments.
2) Carrying amount goodwill at 31 December 2024 mainly consists of technical goodwill related to business acquisitions in 2019, of which USD 478 million in the Exploration & Production Norway area and USD 413 million in the Marketing Midstream & Processing area.

3) For additions through business acquisition, see note 6 Acquisitions and disposals.
4) For assets reclassified to held for sale, see note 6 Acquisitions and disposals.

Schedule of aging of capitalised exploration expenditures	The table below shows the ageing of capitalised exploration expenditures.

(in USD million)	2024	2023

Less than one year	366	345
Between one and five years	443	458
More than five years	338	366

Total capitalised exploration expenditures	1,147	1,169

Schedule of components of the exploration expenses	The table below shows the components of the exploration expenses.

	Full year
(in USD million)	2024	2023	2022

Exploration expenditures	1,402	1,275	1,087
Expensed exploration expenditures previously capitalised	71	(53)	342
Capitalised exploration	(288)	(427)	(224)

Exploration expenses	1,185	795	1,205